UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, May 11, 2004

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

       No. 13F File Number	Name


Capital Management Associates FORM 13F 31-Mar-04
Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title of class CUSIP (x$1000)
Prn Amt Prn Call Dscretn Managers Sole Shared None
AFFILIATED COMPUTER SVCS-A COM 008190100 6105 117623 SH Sole 117623 APACHE CORP. COM 037411105 6451 149428 SH Sole 149428
AQUA AMERICA INC. COM 03836W103 4271 197000 SH Sole 197000
ARROW ELECTRONICS INC. COM 042735100 6729 264300 SH Sole 264300
BEMIS COMPANY COM 081437105 6245 240200 SH Sole 240200
BRINKER INTERNATIONAL INC COM 109641100 6474 170675 SH Sole 170675 CENDANT CORP COM 151313103 7266 297910 SH Sole 297910
CNF INC COM 12612w104 6458 192200 SH Sole 192200
COMERICA INC COM 200340107 6931 127600 SH Sole 127600
COMMERCE BANCORP INC/NJ COM 200519106 6483 98400 SH Sole 98400
COMPASS BANCSHARES INC COM 20449h109 6743 162600 SH Sole 162600 CONSTELLATION BRANDS INC-A COM 21036p108 5929 184700 SH Sole 184700 COOPER CAMERON CORP COM 216640102 4238 96200 SH Sole 96200
DEERE & CO COM 244199105 5751 82980 SH Sole 82980
DEL MONTE FOODS CO. COM 24522p103 8823 784300 SH Sole 784300
DENTSPLY INTERNATIONAL INC COM 249030107 6304 142200 SH Sole 142200 ENSCO INTERNATIONAL INC COM 26874Q100 6296 223500 SH Sole 223500 FLEXTRONICS INTL LTD COM Y2573F102 5725 335000 SH Sole 335000
FLOWERS FOODS INC. COM 343498101 75521 2878080 SH Sole 2878080
IDACORP INC. COM 451107106 5696 190488 SH Sole 190488
IVAX CORP COM 465823102 6738 295900 SH Sole 295900
JC PENNY INC. COM 708160106 6711 192950 SH Sole 192950
L-3 COMMUNICATIONS HLDGS INC. COM 502424104 6834 114900 SH Sole 114900 LINCOLN NATIONAL CORP COM 534187109 6462 136550 SH Sole 136550 MEDIMMUNE INC. COM 584699102 6285 272320 SH Sole 272320
OFFICE DEPOT COM 676220106 6825 362650 SH Sole 362650
PARKER HANNIFIN CORP COM 701094104 6164 109100 SH Sole 109100
PENTAIR INC COM 709631105 7338 124368 SH Sole 124368
 PIONEER NATURAL RESOURCES CO. COM 723787107 5635 174444 SH Sole 174444 QUEST DIAGNOSTICS INC COM 74834L100 4282 51700 SH Sole 51700
SCANA CORP COM 80589m102 6342 179400 SH Sole 179400
 SOVEREING BANCORP INC COM 845905108 6925 323299 SH Sole 323299
 STERIS CORP COM 859152100 6300 244200 SH Sole 244200
 WEYERHAEUSER CO. COM 962166104 6290 96030 SH Sole 96030
 WILLIS GROUP HOLDINGS LTD COM G96655108 6194 166500 SH Sole 166500